Share-Based Compensation - Schedule of Movement of Liability Awards with Respect to Unsettled Restricted Shares Granted (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 72,203	¥ 43,168	¥ 116,611
Restricted Shares Owned By Founder On His Own Behalf
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance outstanding		¥ 0	4,738
Share-based compensation expenses			212
Foreign currency translation adjustment			408
Balance outstanding			0
Restricted Shares Owned By Founder On His Own Behalf | IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion of Restricted Shares to ordinary shares upon the completion of the IPO on September 25, 2018			¥ (5,358)